Taxes - Reconciliation of effective tax rate (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.60%	20.60%	21.40%
Profit before taxes	kr 1,471	kr 1,305	kr 1,238
National tax based on profit before taxes	(303)	(269)	(265)
Tax effects of: Non-taxable income	0	0	0
Tax effects of: Non-deductible expenses	(2)	(3)	(1)
Tax effect of the tax credit for investments in equipment		1
Tax effects of: Other			(4)
Total income tax	kr (305)	kr (271)	kr (270)
Effective tax expense (percent)	20.70%	20.80%	21.80%